LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non current (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 75,082,454	R$ 57,456,375
Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	60,283,044	42,834,771
Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Non-current	27,165
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	36,114,088	27,375,673
Foreign | Export credits (ACC pre-payment)
LOANS, FINANCING AND DEBENTURES
Non-current	24,141,791
Domestic
LOANS, FINANCING AND DEBENTURES
Non-current	14,799,410	14,621,604
Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	1,389,771	1,517,649
Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	431,800	441,233
Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	62,313	77,333
Domestic | BNDES | Selic
LOANS, FINANCING AND DEBENTURES
Non-current	1,076,966	718,017
Domestic | FINAME ("Special Agency of Industrial Financing")
LOANS, FINANCING AND DEBENTURES
Non-current	7,917
Domestic | FINAME ("Special Agency of Industrial Financing") | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	7,917	9,564
Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Non-current	139,361
Domestic | BNB | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	139,361	156,904
Domestic | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current	2,971,744
Domestic | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current	1,273,045
Domestic | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Non-current	273,440
Domestic | Export credits ("Pre payment")
LOANS, FINANCING AND DEBENTURES
Non-current	1,313,123
Domestic | Export credits ("Pre payment") | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	1,313,123	1,312,586
Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Non-current	441,912
Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	441,912	475,905
Domestic | Others (Revolving costs, working capital, FIDC and FDI)
LOANS, FINANCING AND DEBENTURES
Non-current	4,470
Domestic | Others (Revolving costs, working capital, FIDC and FDI) | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	4,470	R$ 4,559
Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current	5,413,548
Later than one year and not later than two years
LOANS, FINANCING AND DEBENTURES
Non-current	362,135
Later than one year and not later than two years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	94,864
Later than one year and not later than two years | Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Non-current	2,264
Later than one year and not later than two years | Foreign | Export credits (ACC pre-payment)
LOANS, FINANCING AND DEBENTURES
Non-current	92,600
Later than one year and not later than two years | Domestic
LOANS, FINANCING AND DEBENTURES
Non-current	267,271
Later than one year and not later than two years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	136,711
Later than one year and not later than two years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	9,433
Later than one year and not later than two years | Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	14,475
Later than one year and not later than two years | Domestic | BNDES | Selic
LOANS, FINANCING AND DEBENTURES
Non-current	48,712
Later than one year and not later than two years | Domestic | FINAME ("Special Agency of Industrial Financing")
LOANS, FINANCING AND DEBENTURES
Non-current	1,908
Later than one year and not later than two years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Non-current	17,569
Later than one year and not later than two years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Non-current	33,993
Later than one year and not later than two years | Domestic | Others (Revolving costs, working capital, FIDC and FDI)
LOANS, FINANCING AND DEBENTURES
Non-current	4,470
Later than two years and not later than three years
LOANS, FINANCING AND DEBENTURES
Non-current	4,574,075
Later than two years and not later than three years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	2,550,434
Later than two years and not later than three years | Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Non-current	13,583
Later than two years and not later than three years | Foreign | Export credits (ACC pre-payment)
LOANS, FINANCING AND DEBENTURES
Non-current	2,536,851
Later than two years and not later than three years | Domestic
LOANS, FINANCING AND DEBENTURES
Non-current	2,023,641
Later than two years and not later than three years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	268,806
Later than two years and not later than three years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	18,866
Later than two years and not later than three years | Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	24,560
Later than two years and not later than three years | Domestic | BNDES | Selic
LOANS, FINANCING AND DEBENTURES
Non-current	94,876
Later than two years and not later than three years | Domestic | FINAME ("Special Agency of Industrial Financing")
LOANS, FINANCING AND DEBENTURES
Non-current	2,786
Later than two years and not later than three years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Non-current	33,081
Later than two years and not later than three years | Domestic | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current	1,512,680
Later than two years and not later than three years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Non-current	67,986
Later than three years and not later than four years
LOANS, FINANCING AND DEBENTURES
Non-current	12,058,010
Later than three years and not later than four years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	10,070,278
Later than three years and not later than four years | Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Non-current	11,318
Later than three years and not later than four years | Foreign | Export credits (ACC pre-payment)
LOANS, FINANCING AND DEBENTURES
Non-current	10,058,960
Later than three years and not later than four years | Domestic
LOANS, FINANCING AND DEBENTURES
Non-current	1,987,732
Later than three years and not later than four years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	268,026
Later than three years and not later than four years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	18,866
Later than three years and not later than four years | Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	18,599
Later than three years and not later than four years | Domestic | BNDES | Selic
LOANS, FINANCING AND DEBENTURES
Non-current	118,336
Later than three years and not later than four years | Domestic | FINAME ("Special Agency of Industrial Financing")
LOANS, FINANCING AND DEBENTURES
Non-current	1,656
Later than three years and not later than four years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Non-current	35,199
Later than three years and not later than four years | Domestic | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current	1,459,064
Later than three years and not later than four years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Non-current	67,986
Later than four years and not later than five years
LOANS, FINANCING AND DEBENTURES
Non-current	12,592,259
Later than four years and not later than five years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	10,803,163
Later than four years and not later than five years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	3,266,344
Later than four years and not later than five years | Foreign | Export credits (ACC pre-payment)
LOANS, FINANCING AND DEBENTURES
Non-current	7,536,819
Later than four years and not later than five years | Domestic
LOANS, FINANCING AND DEBENTURES
Non-current	1,789,096
Later than four years and not later than five years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	239,884
Later than four years and not later than five years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	18,866
Later than four years and not later than five years | Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	4,679
Later than four years and not later than five years | Domestic | BNDES | Selic
LOANS, FINANCING AND DEBENTURES
Non-current	110,275
Later than four years and not later than five years | Domestic | FINAME ("Special Agency of Industrial Financing")
LOANS, FINANCING AND DEBENTURES
Non-current	1,198
Later than four years and not later than five years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Non-current	33,085
Later than four years and not later than five years | Domestic | Export credits ("Pre payment")
LOANS, FINANCING AND DEBENTURES
Non-current	1,313,123
Later than four years and not later than five years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Non-current	67,986
Later than five years and not later than six years
LOANS, FINANCING AND DEBENTURES
Non-current	10,405,885
Later than five years and not later than six years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	6,663,707
Later than five years and not later than six years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	3,238,123
Later than five years and not later than six years | Foreign | Export credits (ACC pre-payment)
LOANS, FINANCING AND DEBENTURES
Non-current	3,425,584
Later than five years and not later than six years | Domestic
LOANS, FINANCING AND DEBENTURES
Non-current	3,742,178
Later than five years and not later than six years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	292,572
Later than five years and not later than six years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	17,618
Later than five years and not later than six years | Domestic | BNDES | Selic
LOANS, FINANCING AND DEBENTURES
Non-current	234,525
Later than five years and not later than six years | Domestic | FINAME ("Special Agency of Industrial Financing")
LOANS, FINANCING AND DEBENTURES
Non-current	369
Later than five years and not later than six years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Non-current	10,258
Later than five years and not later than six years | Domestic | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current	640,800
Later than five years and not later than six years | Domestic | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Non-current	137,500
Later than five years and not later than six years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Non-current	67,986
Later than five years and not later than six years | Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current	2,340,550
Later than six years and not later than seven years
LOANS, FINANCING AND DEBENTURES
Non-current	7,871,445
Later than six years and not later than seven years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	4,313,163
Later than six years and not later than seven years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	3,822,186
Later than six years and not later than seven years | Foreign | Export credits (ACC pre-payment)
LOANS, FINANCING AND DEBENTURES
Non-current	490,977
Later than six years and not later than seven years | Domestic
LOANS, FINANCING AND DEBENTURES
Non-current	3,558,282
Later than six years and not later than seven years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	169,102
Later than six years and not later than seven years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	20,120
Later than six years and not later than seven years | Domestic | BNDES | Selic
LOANS, FINANCING AND DEBENTURES
Non-current	197,061
Later than six years and not later than seven years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Non-current	10,169
Later than six years and not later than seven years | Domestic | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current	632,245
Later than six years and not later than seven years | Domestic | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Non-current	135,940
Later than six years and not later than seven years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Non-current	67,986
Later than six years and not later than seven years | Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current	2,325,659
Later than seven years
LOANS, FINANCING AND DEBENTURES
Non-current	27,218,645
Later than seven years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	25,787,435
Later than seven years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	25,787,435
Later than seven years | Domestic
LOANS, FINANCING AND DEBENTURES
Non-current	1,431,210
Later than seven years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	14,670
Later than seven years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	328,031
Later than seven years | Domestic | BNDES | Selic
LOANS, FINANCING AND DEBENTURES
Non-current	273,181
Later than seven years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Non-current	67,989
Later than seven years | Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 747,339